Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents		$ 214.6	$ 210.5
Restricted Cash		198.0	193.0
Other Temporary Investments		161.7	138.7
Accounts Receivable:
Customers		643.9	705.1
Accrued Unbilled Revenues		230.2	158.7
Pledged Accounts Receivable - AEP Credit		954.2	972.7
Miscellaneous		101.2	118.1
Allowance for Uncollectible Accounts		(38.5)	(37.9)
Total Accounts Receivable		1,891.0	1,916.7
Fuel		387.7	423.8
Materials and Supplies		565.5	543.5
Risk Management Assets		126.2	94.5
Regulatory Asset for Under-Recovered Fuel Costs		292.5	156.6
Margin Deposits		105.5	79.9
Assets Held for Sale		0.0	1,951.2
Prepayments and Other Current Assets		310.4	325.5
TOTAL CURRENT ASSETS		4,253.1	6,033.9
Property, Plant and Equipment
Generation		20,760.5	19,848.9
Transmission		18,972.5	16,658.7
Distribution		19,868.5	18,900.8
Other Property, Plant and Equipment		3,706.3	3,444.3
Construction Work in Progress		4,120.7	3,183.9
Total Property, Plant and Equipment		67,428.5	62,036.6
Accumulated Depreciation and Amortization		17,167.0	16,397.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		50,261.5	45,639.3	[1]
Other Noncurrent Assets
Regulatory Assets		3,587.6	5,625.5
Securitized Assets		1,211.2	1,486.1
Spent Nuclear Fuel and Decommissioning Trusts		2,527.6	2,256.2
Goodwill		52.5	52.5
Long-term Risk Management Assets		282.1	289.1
Deferred Charges and Other Noncurrent Assets		2,553.5	2,085.1
TOTAL OTHER NONCURRENT ASSETS		10,214.5	11,794.5
TOTAL ASSETS		64,729.1	63,467.7
Current Liabilities
Accounts Payable		2,065.3	1,688.5
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	[2]	718.0	673.0
Other Short-term Debt		920.6	1,040.0
Total Short-term Debt		1,638.6	1,713.0
Long-term Debt Due Within One Year		1,753.7	2,878.0
Risk Management Liabilities		61.6	53.4
Customer Deposits		357.0	343.2
Accrued Taxes		1,115.5	1,048.0
Accrued Interest		234.5	227.2
Obligations Under Capital Leases		59.0	63.4
Regulatory Liability for Over-Recovered Fuel Costs		11.9	8.0
Liabilities Held for Sale		0.0	235.9
Other Current Liabilities		1,033.2	1,302.8
TOTAL CURRENT LIABILITIES		8,271.3	9,498.0
Noncurrent Liabilities
Long-term Debt		19,419.6	17,378.4
Long-term Debt - Affiliated		0.0	0.0
Long-term Risk Management Liabilities		322.0	316.2
Deferred Income Taxes		6,813.9	11,884.4
Regulatory Liabilities and Deferred Investment Tax Credits		8,422.3	3,751.3
Asset Retirement Obligations		1,925.5	1,830.6
Employee Benefits and Pension Obligations		398.1	614.1
Obligations Under Capital Leases		238.8	242.1
Deferred Credits and Other Noncurrent Liabilities		830.9	774.6
TOTAL NONCURRENT LIABILITIES		38,132.3	36,549.6
TOTAL LIABILITIES		46,403.6	46,047.6
Rate Matters
Commitments and Contingencies
Mezzanine Equity		11.9	0.0
Equity
Common Stock		3,329.4	3,328.3
Paid-in Capital		6,398.7	6,332.6
Retained Earnings		8,626.7	7,892.4
Accumulated Other Comprehensive Income (Loss)		(67.8)	(156.3)
TOTAL COMMON SHAREHOLDERS' EQUITY		18,287.0	17,397.0
Noncontrolling Interests		26.6	23.1
TOTAL EQUITY		18,313.6	17,420.1
TOTAL LIABILITIES AND EQUITY		64,729.1	63,467.7
AEP Texas Inc. [Member]
Current Assets
Cash and Cash Equivalents		2.0	0.6
Restricted Cash		155.2	146.3
Advances to Affiliates		111.9	8.6
Accounts Receivable:
Customers		105.3	94.4
Affiliated Companies		12.3	11.8
Accrued Unbilled Revenues		75.8	64.8
Miscellaneous		1.3	0.1
Allowance for Uncollectible Accounts		(0.7)	(0.6)
Total Accounts Receivable		194.0	170.5
Fuel		3.6	9.8
Materials and Supplies		52.0	49.0
Risk Management Assets		0.5	0.2
Accrued Tax Benefits		41.0	0.7
Prepayments and Other Current Assets		3.6	3.5
TOTAL CURRENT ASSETS		563.8	389.2
Property, Plant and Equipment
Generation		350.7	349.6
Transmission		3,053.6	2,623.6
Distribution		3,718.6	3,527.2
Other Property, Plant and Equipment		461.0	436.4
Construction Work in Progress		835.7	385.9
Total Property, Plant and Equipment		8,419.6	7,322.7
Accumulated Depreciation and Amortization		1,594.5	1,542.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,825.1	5,780.7
Other Noncurrent Assets
Regulatory Assets		378.7	347.2
Securitized Assets		891.2	1,118.7
Deferred Charges and Other Noncurrent Assets		114.8	73.3
TOTAL OTHER NONCURRENT ASSETS		1,384.7	1,539.2
TOTAL ASSETS		8,773.6	7,709.1
Current Liabilities
Advances from Affiliates		0.0	169.5
Accounts Payable		379.4	129.5
Affiliated Companies		30.2	30.5
Short-term Debt:
Long-term Debt Due Within One Year		266.1	263.1
Accrued Taxes		77.2	68.2
Accrued Interest		42.2	41.5
Obligations Under Capital Leases		4.2	3.6
Other Current Liabilities		76.4	94.8
TOTAL CURRENT LIABILITIES		871.5	797.1
Noncurrent Liabilities
Long-term Debt		3,383.2	2,954.6
Deferred Income Taxes		913.1	1,531.7
Regulatory Liabilities and Deferred Investment Tax Credits		1,320.5	660.8
Oklaunion Purchase Power Agreement		52.0	51.5
Obligations Under Capital Leases		18.5	14.8
Deferred Credits and Other Noncurrent Liabilities		63.4	56.3
TOTAL NONCURRENT LIABILITIES		5,732.2	5,254.9
TOTAL LIABILITIES		6,603.7	6,052.0
Rate Matters
Commitments and Contingencies
Equity
Paid-in Capital		1,057.9	857.9
Retained Earnings		1,124.6	814.1
Accumulated Other Comprehensive Income (Loss)		(12.6)	(14.9)
TOTAL EQUITY		2,169.9	1,657.1
TOTAL LIABILITIES AND EQUITY		8,773.6	7,709.1
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents		0.0	0.0
Advances to Affiliates		146.3	67.1
Accounts Receivable:
Customers		19.1	11.3
Affiliated Companies		93.2	66.6
Miscellaneous		1.3	0.0
Total Accounts Receivable		113.6	77.9
Materials and Supplies		13.6	5.0
Accrued Tax Benefits		46.6	26.0
Prepayments and Other Current Assets		7.6	2.8
TOTAL CURRENT ASSETS		327.7	178.8
Property, Plant and Equipment
Transmission		5,336.1	3,973.5
Other Property, Plant and Equipment		131.4	99.4
Construction Work in Progress		1,312.7	981.3
Total Property, Plant and Equipment		6,780.2	5,054.2
Accumulated Depreciation and Amortization		170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,609.8	4,954.6
Other Noncurrent Assets
Regulatory Assets		11.7	112.3
Deferred Tax Assets, Property, Plant and Equipment		117.8	102.2
Deferred Charges and Other Noncurrent Assets		1.1	1.9
TOTAL OTHER NONCURRENT ASSETS		130.6	216.4
TOTAL ASSETS		7,068.1	5,349.8
Current Liabilities
Advances from Affiliates		15.7	4.1
Accounts Payable		473.2	289.7
Affiliated Companies		52.9	43.1
Short-term Debt:
Long-term Debt Due Within One Year		50.0	0.0
Accrued Taxes		225.4	191.8
Accrued Interest		15.0	10.5
Obligations Under Capital Leases		0.1	0.0
Other Current Liabilities		4.1	10.9
TOTAL CURRENT LIABILITIES		836.3	550.1
Noncurrent Liabilities
Long-term Debt		2,500.4	1,932.0
Deferred Income Taxes		601.7	862.1
Regulatory Liabilities and Deferred Investment Tax Credits		493.7	44.0
Obligations Under Capital Leases		0.1	0.0
Deferred Credits and Other Noncurrent Liabilities		30.7	4.0
TOTAL NONCURRENT LIABILITIES		3,626.5	2,842.1
TOTAL LIABILITIES		4,462.8	3,392.2
Rate Matters
Commitments and Contingencies
Equity
Members' Capital		1,816.6	1,455.0
Retained Earnings		788.7	502.6
TOTAL MEMBER'S EQUITY		2,605.3	1,957.6
TOTAL LIABILITIES AND EQUITY		7,068.1	5,349.8
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents		2.9	2.7
Restricted Cash		16.3	15.8
Advances to Affiliates		23.5	24.1
Accounts Receivable:
Customers		123.1	131.4
Affiliated Companies		69.3	54.4
Accrued Unbilled Revenues		74.1	52.7
Miscellaneous		1.1	0.9
Allowance for Uncollectible Accounts		(3.7)	(3.5)
Total Accounts Receivable		263.9	235.9
Fuel		89.3	112.0
Materials and Supplies		99.5	98.8
Risk Management Assets		24.9	2.6
Accrued Tax Benefits		0.1	4.2
Regulatory Asset for Under-Recovered Fuel Costs		88.8	68.4
Margin Deposits		14.4	17.5
Prepayments and Other Current Assets		12.6	9.7
TOTAL CURRENT ASSETS		636.2	591.7
Property, Plant and Equipment
Generation		6,446.9	6,332.8
Transmission		3,019.9	2,796.9
Distribution		3,763.8	3,569.1
Other Property, Plant and Equipment		427.9	373.5
Construction Work in Progress		483.0	390.3
Total Property, Plant and Equipment		14,141.5	13,462.6
Accumulated Depreciation and Amortization		3,896.4	3,636.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		10,245.1	9,825.8
Other Noncurrent Assets
Regulatory Assets		573.9	1,121.1
Securitized Assets		282.3	305.3
Long-term Risk Management Assets		1.1	0.0
Deferred Charges and Other Noncurrent Assets		190.0	133.3
TOTAL OTHER NONCURRENT ASSETS		1,047.3	1,559.7
TOTAL ASSETS		11,928.6	11,977.2
Current Liabilities
Advances from Affiliates		186.0	79.6
Accounts Payable		264.9	253.7
Affiliated Companies		92.7	82.6
Short-term Debt:
Long-term Debt Due Within One Year		249.2	503.1
Risk Management Liabilities		1.3	0.3
Customer Deposits		86.1	83.1
Accrued Taxes		94.5	107.6
Accrued Interest		40.5	40.6
Obligations Under Capital Leases		6.6	6.8
Other Current Liabilities		109.0	129.5
TOTAL CURRENT LIABILITIES		1,124.2	1,280.1
Noncurrent Liabilities
Long-term Debt		3,730.9	3,530.8
Long-term Risk Management Liabilities		0.2	0.9
Deferred Income Taxes		1,565.7	2,672.3
Regulatory Liabilities and Deferred Investment Tax Credits		1,454.9	627.8
Asset Retirement Obligations		100.2	108.8
Employee Benefits and Pension Obligations		73.3	108.5
Obligations Under Capital Leases		34.9	38.2
Deferred Credits and Other Noncurrent Liabilities		74.7	64.5
TOTAL NONCURRENT LIABILITIES		6,999.9	7,113.6
TOTAL LIABILITIES		8,124.1	8,393.7
Rate Matters
Commitments and Contingencies
Equity
Common Stock		260.4	260.4
Paid-in Capital		1,828.7	1,828.7
Retained Earnings		1,714.1	1,502.8
Accumulated Other Comprehensive Income (Loss)		1.3	(8.4)
TOTAL EQUITY		3,804.5	3,583.5
TOTAL LIABILITIES AND EQUITY		11,928.6	11,977.2
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents		1.3	1.2
Advances to Affiliates		12.4	12.5
Accounts Receivable:
Customers		56.4	60.2
Affiliated Companies		50.0	51.0
Accrued Unbilled Revenues		7.3	1.5
Miscellaneous		2.0	0.7
Allowance for Uncollectible Accounts		(0.1)	0.0
Total Accounts Receivable		115.6	113.4
Fuel		31.4	32.3
Materials and Supplies		160.6	150.8
Risk Management Assets		7.6	3.5
Accrued Tax Benefits		58.4	37.7
Regulatory Asset for Under-Recovered Fuel Costs		15.0	26.1
Accrued Reimbursement of Spent Nuclear Fuel Costs		10.8	22.1
Prepayments and Other Current Assets		20.9	19.9
TOTAL CURRENT ASSETS		434.0	419.5
Property, Plant and Equipment
Generation		4,445.9	4,056.1
Transmission		1,504.0	1,472.8
Distribution		2,069.3	1,899.3
Other Property, Plant and Equipment		595.2	550.2
Construction Work in Progress		460.2	654.2
Total Property, Plant and Equipment		9,074.6	8,632.6
Accumulated Depreciation and Amortization		3,024.2	3,005.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,050.4	5,627.5
Other Noncurrent Assets
Regulatory Assets		579.4	916.6
Spent Nuclear Fuel and Decommissioning Trusts		2,527.6	2,256.2
Long-term Risk Management Assets		0.7	0.0
Deferred Charges and Other Noncurrent Assets		179.9	121.5
TOTAL OTHER NONCURRENT ASSETS		3,287.6	3,294.3
TOTAL ASSETS		9,772.0	9,341.3
Current Liabilities
Advances from Affiliates		211.6	215.2
Accounts Payable		154.5	179.0
Affiliated Companies		98.3	75.6
Short-term Debt:
Long-term Debt Due Within One Year		474.7	209.3
Risk Management Liabilities		3.5	0.3
Customer Deposits		37.7	34.3
Accrued Taxes		81.3	77.2
Accrued Interest		37.5	31.7
Obligations Under Capital Leases		5.8	9.4
Regulatory Liability for Over-Recovered Fuel Costs		2.7	0.0
Other Current Liabilities		106.4	123.4
TOTAL CURRENT LIABILITIES		1,211.3	955.4
Noncurrent Liabilities
Long-term Debt		2,270.4	2,262.1
Long-term Risk Management Liabilities		0.1	0.8
Deferred Income Taxes		953.8	1,527.4
Regulatory Liabilities and Deferred Investment Tax Credits		1,708.7	1,065.5
Asset Retirement Obligations		1,321.6	1,257.9
Obligations Under Capital Leases		34.3	35.3
Deferred Credits and Other Noncurrent Liabilities		88.5	120.4
TOTAL NONCURRENT LIABILITIES		6,343.1	6,234.1
TOTAL LIABILITIES		7,554.4	7,189.5
Rate Matters
Commitments and Contingencies
Equity
Common Stock		56.6	56.6
Paid-in Capital		980.9	980.9
Retained Earnings		1,192.2	1,130.5
Accumulated Other Comprehensive Income (Loss)		(12.1)	(16.2)
TOTAL EQUITY		2,217.6	2,151.8
TOTAL LIABILITIES AND EQUITY		9,772.0	9,341.3
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents		3.1	3.1
Restricted Cash		26.6	27.2
Advances to Affiliates		0.0	24.2
Accounts Receivable:
Customers		67.8	51.1
Affiliated Companies		70.2	66.3
Accrued Unbilled Revenues		29.7	21.0
Miscellaneous		1.9	0.9
Allowance for Uncollectible Accounts		(0.6)	(0.4)
Total Accounts Receivable		169.0	138.9
Materials and Supplies		41.9	45.9
Renewable Energy Credits		25.0	20.4
Risk Management Assets		0.6	0.2
Regulatory Asset for Under-Recovered Fuel Costs		115.9	0.0
Prepayments and Other Current Assets		15.8	11.0
TOTAL CURRENT ASSETS		397.9	270.9
Property, Plant and Equipment
Transmission		2,419.2	2,319.2
Distribution		4,626.4	4,457.2
Other Property, Plant and Equipment		495.9	443.7
Construction Work in Progress		410.1	221.5
Total Property, Plant and Equipment		7,951.6	7,441.6
Accumulated Depreciation and Amortization		2,184.8	2,116.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,766.8	5,325.6
Other Noncurrent Assets
Notes Receivable - Affiliated		32.3	32.3
Regulatory Assets		652.8	1,107.5
Securitized Assets		37.7	62.1
Deferred Charges and Other Noncurrent Assets		374.2	295.5
TOTAL OTHER NONCURRENT ASSETS		1,097.0	1,497.4
TOTAL ASSETS		7,261.7	7,093.9
Current Liabilities
Advances from Affiliates		87.8	0.0
Accounts Payable		205.8	175.4
Affiliated Companies		118.2	95.6
Short-term Debt:
Long-term Debt Due Within One Year		397.0	46.4
Risk Management Liabilities		6.4	5.9
Customer Deposits		69.2	71.0
Accrued Taxes		512.5	520.3
Accrued Interest		31.0	31.2
Obligations Under Capital Leases		4.3	4.2
Regulatory Liability for Over-Recovered Fuel Costs		0.0	4.2
Other Current Liabilities		165.9	236.0
TOTAL CURRENT LIABILITIES		1,593.8	1,181.8
Noncurrent Liabilities
Long-term Debt		1,322.3	1,717.5
Long-term Risk Management Liabilities		126.0	113.1
Deferred Income Taxes		762.9	1,346.1
Regulatory Liabilities and Deferred Investment Tax Credits		1,100.2	506.2
Obligations Under Capital Leases		7.9	8.1
Deferred Credits and Other Noncurrent Liabilities		46.2	111.7
TOTAL NONCURRENT LIABILITIES		3,357.6	3,794.6
TOTAL LIABILITIES		4,951.4	4,976.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		321.2	321.2
Paid-in Capital		838.8	838.8
Retained Earnings		1,148.4	954.5
Accumulated Other Comprehensive Income (Loss)		1.9	3.0
TOTAL EQUITY		2,310.3	2,117.5
TOTAL LIABILITIES AND EQUITY		7,261.7	7,093.9
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents		1.6	1.5
Accounts Receivable:
Customers		32.5	27.5
Affiliated Companies		32.9	26.8
Miscellaneous		4.1	4.4
Allowance for Uncollectible Accounts		(0.1)	(0.2)
Total Accounts Receivable		69.4	58.5
Fuel		12.5	22.9
Materials and Supplies		42.0	44.6
Risk Management Assets		6.4	0.8
Accrued Tax Benefits		28.1	27.3
Regulatory Asset for Under-Recovered Fuel Costs		36.7	33.8
Prepayments and Other Current Assets		8.6	6.0
TOTAL CURRENT ASSETS		205.3	195.4
Property, Plant and Equipment
Generation		1,577.2	1,559.3
Transmission		858.8	832.8
Distribution		2,445.1	2,322.4
Other Property, Plant and Equipment		287.4	233.2
Construction Work in Progress		111.3	148.2
Total Property, Plant and Equipment		5,279.8	5,095.9
Accumulated Depreciation and Amortization		1,393.6	1,272.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,886.2	3,823.2
Other Noncurrent Assets
Regulatory Assets		368.1	340.2
Employee Benefits and Pension Assets		40.0	10.4
Deferred Charges and Other Noncurrent Assets		8.7	10.0
TOTAL OTHER NONCURRENT ASSETS		416.8	360.6
TOTAL ASSETS		4,508.3	4,379.2
Current Liabilities
Advances from Affiliates		149.6	52.0
Accounts Payable		102.4	116.3
Affiliated Companies		48.0	56.2
Short-term Debt:
Long-term Debt Due Within One Year		0.5	0.5
Customer Deposits		54.1	49.7
Accrued Taxes		22.6	21.0
Accrued Interest		14.1	13.9
Obligations Under Capital Leases		3.5	4.1
Provision for Refund		0.0	46.1
Other Current Liabilities		44.7	47.8
TOTAL CURRENT LIABILITIES		436.0	403.5
Noncurrent Liabilities
Long-term Debt		1,286.0	1,285.5
Deferred Income Taxes		642.0	1,058.8
Regulatory Liabilities and Deferred Investment Tax Credits		853.5	339.7
Asset Retirement Obligations		53.0	52.8
Obligations Under Capital Leases		8.3	9.8
Deferred Credits and Other Noncurrent Liabilities		22.5	24.8
TOTAL NONCURRENT LIABILITIES		2,857.0	2,761.6
TOTAL LIABILITIES		3,293.0	3,165.1
Rate Matters
Commitments and Contingencies
Equity
Common Stock		157.2	157.2
Paid-in Capital		364.0	364.0
Retained Earnings		691.5	689.5
Accumulated Other Comprehensive Income (Loss)		2.6	3.4
TOTAL EQUITY		1,215.3	1,214.1
TOTAL LIABILITIES AND EQUITY		4,508.3	4,379.2
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents		1.6	10.3
Advances to Affiliates		2.0	169.8
Accounts Receivable:
Customers		70.9	48.5
Affiliated Companies		30.2	29.3
Miscellaneous		25.8	17.5
Allowance for Uncollectible Accounts		(1.3)	(1.2)
Total Accounts Receivable		125.6	94.1
Fuel		123.6	107.1
Materials and Supplies		67.9	68.4
Risk Management Assets		6.4	0.9
Accrued Tax Benefits		3.9	51.5
Regulatory Asset for Under-Recovered Fuel Costs		14.1	8.4
Prepayments and Other Current Assets		35.3	35.5
TOTAL CURRENT ASSETS		380.4	546.0
Property, Plant and Equipment
Generation		4,624.9	4,607.6
Transmission		1,679.8	1,584.2
Distribution		2,095.8	2,020.6
Other Property, Plant and Equipment		684.1	670.4
Construction Work in Progress		233.2	113.8
Total Property, Plant and Equipment		9,317.8	8,996.6
Accumulated Depreciation and Amortization		2,685.8	2,567.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,632.0	6,429.5
Other Noncurrent Assets
Regulatory Assets		220.6	551.2
Deferred Charges and Other Noncurrent Assets		109.9	99.9
TOTAL OTHER NONCURRENT ASSETS		330.5	651.1
TOTAL ASSETS		7,342.9	7,626.6
Current Liabilities
Advances from Affiliates		118.7	0.0
Accounts Payable		160.4	117.5
Affiliated Companies		63.7	68.5
Short-term Debt:
Other Short-term Debt		22.0	0.0
Long-term Debt Due Within One Year		3.7	353.7
Risk Management Liabilities		0.2	0.3
Customer Deposits		62.1	62.1
Accrued Taxes		39.0	40.9
Accrued Interest		38.9	45.1
Obligations Under Capital Leases		11.2	11.8
Regulatory Liability for Over-Recovered Fuel Costs		8.7	3.8
Other Current Liabilities		78.7	83.9
TOTAL CURRENT LIABILITIES		598.6	783.8
Noncurrent Liabilities
Long-term Debt		2,438.2	2,325.4
Deferred Income Taxes		917.7	1,606.9
Regulatory Liabilities and Deferred Investment Tax Credits		896.4	438.9
Asset Retirement Obligations		160.3	147.1
Employee Benefits and Pension Obligations		19.5	34.1
Obligations Under Capital Leases		57.8	65.5
Deferred Credits and Other Noncurrent Liabilities		19.9	9.7
TOTAL NONCURRENT LIABILITIES		4,509.8	4,627.6
TOTAL LIABILITIES		5,108.4	5,411.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		135.7	135.7
Paid-in Capital		676.6	676.6
Retained Earnings		1,426.6	1,411.9
Accumulated Other Comprehensive Income (Loss)		(4.0)	(9.4)
TOTAL COMMON SHAREHOLDERS' EQUITY		2,234.9	2,214.8
Noncontrolling Interests		(0.4)	0.4
TOTAL EQUITY		2,234.5	2,215.2
TOTAL LIABILITIES AND EQUITY		$ 7,342.9	$ 7,626.6

[1]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[2]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.